GOODWILL AND OTHER INTANGIBLE ASSETS (Tables)	12 Months Ended
Dec. 31, 2015
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
Schedule of Goodwill
	December 31,
	2014	2015
Goodwill at the beginning of the year	96,255,546	181,322,013
Additions due to acquisitions	90,590,680	2,920,000
Impairment of goodwill	(5,524,213)	-
Goodwill at the end of the year	181,322,013	184,242,013

Schedule of Acquired Finite-lived Intangible Assets
	December 31,
	2014	2015
Customer lists	9,191,240	9,701,240
Trade names	85,912,345	47,080,605
Copyrights	192,000	192,000
Internet domain names	3,903,650	3,903,650
Self-developed software	4,828,942	4,828,942
Others	101,300	138,700
Less: accumulated amortization	(19,380,870)	(40,940,778)
Total intangible assets with definite lives, net	84,748,607	24,904,359
Useful lives of intangible assets with definite lives, in years	3-5	3-5

Schedule of Estimated Future Annual Amortization Expense of Intangible Assets Acquired
Amortization
2016	8,163,571
2017	6,423,668
2018	5,792,386
2019	4,428,550
2020	96,184
Total	24,904,359